Statements of Operations (USD $)	12 Months Ended			108 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013
Income Statement [Abstract]
Revenue
General and administrative expenses
Management fees	93,000	96,000	96,000	623,797
Stock-based compensation				3,068,129
Professional fees	67,034	15,012	88,775	488,421
Depreciation				1,860
Administrative expenses	9,930	18,676	30,507	534,351
Total operating expenses	169,964	129,688	215,282	4,716,558
Operating income (loss) from continuing operations	(169,964)	(129,688)	(215,282)	(4,716,558)
Other income (expense):
Interest income				1,876
Interest (expense)	(49,425)	(48,852)	(45,842)	(210,320)
Foreign exchange gain (loss)	(228)	17,055	(11,071)	18,173
Total other income (expense)	(49,653)	(31,797)	(56,913)	(190,271)
Income (loss) before taxes from continuing operations	(219,617)	(161,485)	(272,195)	(4,906,829)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(219,617)	(161,485)	(272,195)	(4,906,829)
(Loss) from discontinued operations, net of tax				(34,208)
Gain recognized on divestment of subsidiary				34,208
Net income (loss) from discontinued operation
Net Income (Loss)	$ (219,617)	$ (161,485)	$ (272,195)	$ (4,906,829)
Basic and diluted Earnings (loss) per common share, basic
Continuing operations	$ (0.13)	$ (0.88)	$ (1.48)
Discontinued operations
Weighted-average shares outstanding, basic	1,751,621	183,825	183,825